INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

The Company’s intangible assets relate to the proprietary Cannabis CRM software the Company is developing, Patents pending for the EZ-G device (Note 5) as well as the primary growing license for medical cannabis in Israel.

The additions for the software include cost of wages of the software developers for the time they spend on developing the Cannabis CRM software.

The additions for year ended December 31, 2022 for the Patents include the fair value attributed to the Patents upon the acquisition of ZC of $42,768,000 as well as transaction and other costs in the amount of $193,382., for a total of $42,961,382.

The Company considered indicators of impairment at December 31, 2023 and 2022. The Company recorded impairment loss during the year ended December 31, 2023 for the license, the software and the patents pending. The impairment for the software and the license was done mainly because of recent medical cannabis legislation changes in Israel that have materially affected the value of these assets. The impairment for the Patents pending was done because of updated forecasts for the revenue the Company anticipates to generate from these patents pending.

	Software*	License	Patents Pending	Total
Cost
Balance, December 31, 2021	$648,474	$850,000	$-	$1,498,474
Additions	1,699,158	-	42,961,382	44,660,540
Translation differences	(46,052)	-	-	(46,052)
Balance, December 31, 2022	2,301,580	850,000	42,961,382	46,112,962
Additions	366,325	-	-	366,325
Impairments	(2,478,491)	(850,000)	(9,498,279)	(12,826,770)
Translation differences	(108,176)	-	-	(108,176)
Balance December 31, 2023	$81,238	$-	33,463,103	$33,544,341

Accumulated amortization	Software	License	Patents Pending	Total
Balance, December 31, 2021	$-	$-	-	$-
Depreciation	-	-	-	-
Balance, December 31, 2022	-	-	-	-
Amortization	81,406	-	-	81,406
Translation differences	(168)	-	-	(168)
Balance December 31, 2023	$81,238	$-	-	$81,238

Net book value
At December 31, 2022	$2,301,580	$850,000	42,961,382	$46,112,962
At December 31, 2023	$-	$-	33,463,103	$33,463,103

*	Reclassified software development costs from Capital Work in Progress (Note 8) to Intangible Assets – Software (See Note 4)

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)